Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Inventories expensed to cost of goods sold	$ 841	$ 887	$ 3,430	$ 3,354
Write-down of inventory	$ 76		$ 76